UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


    SEI OPPORTUNITY MASTER FUND, L.P.

    Financial Statements and Additional Information

    For the period from October 1, 2003 (commencement of operations) to March 31, 2004 with Report of Independent Registered Public Accounting Firm

                        SEI Opportunity Master Fund, L.P.

                 Financial Statements and Additional Information


       For the period from October 1, 2003 (commencement of operations) to
                               March 31, 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Schedule of Investments........................................................2
Statement of Assets, Liabilities and Members' Capital..........................3
Statement of Operations........................................................4
Statement of Changes in Members' Capital.......................................5
Statement of Cash Flows........................................................6
Notes to Financial Statements..................................................7


Additional Information

Directors and Officers of the Partnership (Unaudited).........................16

             Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors of SEI Opportunity Master Fund, L.P.

We have audited the accompanying statement of assets, liabilities and members' capital of SEI Opportunity Master Fund, L.P. (the "Partnership"), including the schedule of investments, as of March 31, 2004, and the related statements of operations, changes in members' capital and cash flows for the period from October 1, 2003 (commencement of operations) to March 31, 2004. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the investee investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Opportunity Master Fund, L.P. at March 31, 2004, the results of its operations, changes in its members' capital, and its cash flows for the period from October 1, 2003 (commencement of operations) to March 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                                     [/s/ signature omitted]
May 17, 2004

                        SEI Opportunity Master Fund, L.P.

                             Schedule of Investments

                                 March 31, 2004


                   INVESTMENTS                         COST              VALUE          % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------


INVESTMENT FUNDS*
Convertible Bond Hedging:
   Alta Partners Discount Convertible Arbitrage,
    LP                                        $      562,500     $        567,613                 2.09%
   Alta Partners Investment Grade, LP              1,672,500            1,683,219                 6.18
   Forest Fulcrum Fund, LP                         2,235,000            2,283,247                 8.39
   Lydian Partners II, LP                          2,235,000            2,279,043                 8.37
                                              -------------------------------------------------------------
Total Convertible Bond Hedging                     6,705,000            6,813,122                25.03
Credit Hedging:
   Canyon Value Realization Fund, LP               1,510,000            1,592,260                 5.85
   Solus, LLC                                      1,110,000            1,137,581                 4.18
   SRS Strategic Opportunities, LP                 1,110,000            1,123,200                 4.13
                                              -------------------------------------------------------------
Total Credit Hedging                               3,730,000            3,853,041                14.16
Distressed Debt:
   Avenue Investments, LP                          1,516,000            1,557,051                 5.72
   Post Opportunity Fund, LP                       1,516,000            1,579,445                 5.81
                                              -------------------------------------------------------------
Total Distressed Debt                              3,032,000            3,136,496                11.53
Equity Market Neutral:
   Analytic US Market Neutral, LLC                   466,000              478,973                 1.76
   LibertyView Fund, LLC                             466,000              473,068                 1.74
   Thales Fund, LP                                   466,000              480,429                 1.76
                                              -------------------------------------------------------------
Total Equity Market Neutral                        1,398,000            1,432,470                 5.26
Long/Short Equity:
   Alydar Fund, LP                                   500,000              519,973                 1.91
   Arience Capital Partners II, LP                   773,000              834,743                 3.07
   Blackmore Partners, LP                            773,000              811,286                 2.98
   Cantillon Europe, LP                              350,000              368,644                 1.35
   Clovis Capital Partners, LP                       773,000              855,380                 3.14
   FrontPoint Utility and Energy Fund, LP            773,000              792,196                 2.91
   Heirloom Partners, LP                             773,000              796,240                 2.93
   Highline Capital Partners, LP                     773,000              781,022                 2.87
   Iron Horse Institutional Partners, LP             350,000              375,556                 1.38
   Southport Millenium Fund, LP                      773,000              797,594                 2.93
   SuNova Partners, LP                               350,000              409,921                 1.51
   TCS Capital, LP                                   773,000              833,154                 3.06
   Third Point Partners, LP                          773,000              884,357                 3.25
                                              -------------------------------------------------------------
Total Long/Short Equity                            8,507,000            9,060,066                33.29
                                              -------------------------------------------------------------
Total Investments                             $   23,372,000   $       24,295,195                89.27
                                              =============================================================

* Investment Funds are non-income producing.

The aggregate cost of investments for tax purposes was $23,372,000. Net unrealized appreciation on investments for tax purposes was $923,195 consisting of $923,195 of gross unrealized appreciation.

The investments in Investment Funds shown above, representing 89.27% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2004


ASSETS
Investments in Investment Funds, at fair value (cost, $23,372,000)               $  24,295,195
Cash and cash equivalents                                                              860,763
Investments paid for in advance                                                      2,050,000
Due from SEI Opportunity Fund, L.P.                                                     45,061
Other assets                                                                            43,413
                                                                                 -------------
Total assets                                                                        27,294,432
                                                                                 -------------

LIABILITIES
Due to Adviser                                                                          14,863
Administration fees payable                                                              7,234
Professional fees payable                                                               45,000
Other accrued expenses                                                                  12,945
                                                                                 -------------
Total liabilities                                                                       80,042
                                                                                 -------------
Net assets                                                                       $  27,214,390
                                                                                 =============


MEMBERS' CAPITAL
Net capital contributions                                                        $  26,291,195
Net unrealized appreciation on investments                                             923,195
                                                                                 -------------
Members' capital                                                                    27,214,390
                                                                                 =============


SEE ACCOMPANYING NOTES.

                      SEI Opportunity Master Fund, L.P.


                          Statement of Operations


       For the period from October 1, 2003 (commencement of operations) to
                               March 31, 2004



INVESTMENT INCOME

Interest                                                                                   $   4,796
                                                                                        ---------------

EXPENSES
Advisory fees                                                                                 80,527
Organizational costs                                                                          50,009
Professional fees                                                                             45,000
Offering costs                                                                                37,127
Administration fees                                                                            7,234
Directors' fees                                                                                5,000
Custodian fees                                                                                   804
Other expenses                                                                                12,500
                                                                                        ---------------
Total expenses                                                                               238,201
Expense waiver                                                                              (161,000)
                                                                                        ---------------
Net expenses                                                                                  77,201
                                                                                        ---------------
Net investment loss                                                                          (72,405)
                                                                                        ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Realized gain on investments                                                                  38,600
Unrealized gain on investments                                                               923,195
                                                                                        ---------------
Net realized and unrealized gains on investments                                             961,795
                                                                                        ---------------
Net increase in members' capital derived from investment activities                        $ 889,390
                                                                                        ===============



SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Members' Capital

           For the period from October 1, 2003 (commencement of operations) to
                                March 31, 2004

                                                                                             LIMITED
                                                                                            INTEREST
                                                                                             MEMBERS
                                                                                        ---------------

FROM INVESTMENT ACTIVITIES
Net investment loss                                                                      $   (72,405)
Realized gain on investments                                                                  38,600
Unrealized gain on investments                                                               923,195
                                                                                        ---------------
Net increase in members' capital derived from investment activities                          889,390

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                                     26,325,000
Members' capital, October 1, 2003                                                                  -
                                                                                        ---------------
Members' capital, March 31, 2004                                                         $27,214,390
                                                                                        ===============





SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                             Statement of Cash Flows

      For the period from October 1, 2003 (commencement of operations) to
                                 March 31, 2004


CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital derived from investment activities                       $     889,390
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
   Purchases of investments                                                                 (24,172,000)
   Proceeds from sales of investments                                                           838,600
   Increase in investments paid for in advance                                               (2,050,000)
   Increase in due from SEI Opportunity Fund, L.P.                                              (45,061)
   Increase in other assets                                                                     (43,413)
   Increase in management fee payable                                                            14,863
   Increase in administration fee payable                                                         7,234
   Increase in professional fees payable                                                         45,000
   Increase in other accrued expenses                                                            12,945
   Unrealized gain on investments                                                              (923,195)
   Realized gain on investments                                                                 (38,600)
                                                                                        ----------------
Net cash used in operating activities                                                       (25,464,237)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                        26,325,000
                                                                                        ----------------
Net increase in cash and cash equivalents                                                       860,763

Cash and cash equivalents, beginning of period                                                        -
                                                                                        ----------------
Cash and cash equivalents, end of period                                                  $     860,763
                                                                                        ================



SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                          Notes to Financial Statements

                                 March 31, 2004

1.   ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership operates in a master-feeder structure. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated October 1, 2003. The Partnership commenced operations on October 1, 2003. The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at March 31, 2004.

The Partnership's investment objective is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Partnership.

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Partnership's financial statements are prepared in conformity with U.S. generally accepted accounting principles. The following is a summary of the significant accounting policies followed by the Partnership:

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

                        SEI Opportunity Master Fund, L.P.

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONTINUED)

Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Partnership's valuation. As a general matter, the fair value of the Partnership's interest in an Investment Fund will represent the amount that the Partnership could reasonably expect to receive from an Investment Fund if the Partnership's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Partnership believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

                        SEI Opportunity Master Fund, L.P.

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PARTNERSHIP EXPENSES

The Partnership will bear all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Costs incurred in connection with the Partnership's organization will be borne by the Partnership as incurred. The Partnership incurred $50,009 of organizational expenses as of March 31, 2004. Initial offering costs have been deferred and are being amortized on a straight-line basis over the first twelve months of operations. The Partnership also will bear certain ongoing offering costs associated with any periodic offers of Interests. The Partnership incurred $74,254 of offering expenses as of March 31, 2004.

INCOME TAXES

The Partnership intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

CASH AND CASH EQUIVALENTS

The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2004, $860,763 in cash equivalents was held in the money market fund, SDIT Prime Obligation Fund.

                        SEI Opportunity Master Fund, L.P.

INVESTMENTS IN INVESTMENT FUNDS

The investments in Investment Funds are subject to the terms of the respective limited partnership agreements. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

The following table summarized fees paid by the Partnership to these Investment Funds and the ability of the Partnership to liquidate holdings from each Investment Fund. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.25% to 2% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of 20% of the Investment Funds' net profits.

                                                                GAIN (NET OF
                                  % OF NET                       MANAGEMENT
                                  ASSET VALUE                     FEES AND
                                  OF INVESTMENT                  INCENTIVE      MANAGEMENT  INCENTIVE     REDEMPTIONS
        INVESTMENT FUNDS             FUND        FAIR VALUE      ALLOCATIONS)       FEES    ALLOCATIONS    PERMITTED
---------------------------------------------------------------------------------------------------------------------

Convertible Bond Hedging:
    Alta Partners Discount
     Convertible Arbitrage, LP      1.20%     $    567,613        $  5,122      $   2,847  $     457       Quarterly
    Alta Partners Investment
     Grade, LP                      5.21         1,683,219          10,719          4,914        904       Quarterly
    Forest Fulcrum Fund, LP         2.53         2,283,247          48,247          4,734      7,121       Monthly
    Lydian Partners II, LP          1.10         2,279,043          44,043          9,314      7,210       Quarterly
                                            -----------------------------------------------------------
 Total Convertible Bond Hedging                  6,813,122         108,131         21,809     15,692

Credit Hedging:
    Canyon Value Realization
     Fund, LP                       0.17         1,592,260          82,260          3,442          *       Annual
    Solus, LLC                      2.08         1,137,581          27,583          3,365          *       Quarterly
    SRS Strategic Opportunities,
     LP                             7.52         1,123,200          13,199          3,306          *       Quarterly
                                            -----------------------------------------------------------
 Total Credit Hedging                            3,853,041         123,042         10,113          -

Distressed Debt:
    Avenue Investments, LP          0.40         1,557,051          41,052          4,780      1,206       Annual
    Post Opportunity Fund, LP       0.54         1,579,445          63,445          3,714          *       Semi-annual
                                            -----------------------------------------------------------
 Total Distressed Debt                           3,136,496         104,497          8,494      1,206

Equity Market Neutral:
    Analytic US Market Neutral,
     LLC                            1.61           478,973          12,973            367          -       Monthly
    LibertyView Fund, LLC           *              473,068           7,067              *          *       Monthly
    Thales Fund, LP                 0.61           480,429          14,429          1,918      2,151       Quarterly
                                            -----------------------------------------------------------
 Total Equity Market Neutral                     1,432,470          34,469          2,285      2,151

Long/Short Equity:
    Alydar Fund, LP                 2.74           519,973          19,973            833          -       Quarterly
    Arience Capital Partners II,
     LP                            17.00           834,743          61,743          2,431          -       Quarterly

                        SEI Opportunity Master Fund, L.P.

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)

                                                              GAIN (NET OF
                               % OF NET                        MANAGMENT
                              ASSET VALUE                      FEES AND
                             OF INVESTMENT                     INCENTIVE    MANAGEMENT   INCENTIVE    REDEMPETIONS
         INVESTMENT FUNDS         FUND        FAIR VALUE       ALLOCATIONS     FEES     ALLOCATIONS     PERMITTED
-------------------------------------------------------------------------------------------------------------------

 Long/Short Equity (continued):
                                                                                                       1 year
                                                                                                       lock-up,
    Blackmore Partners, LP         4.98%  $    811,286        $  32,286     $   972       $      -     Quarterly
    Cantillon Europe, LP           0.24        368,644           18,644         895          2,446     Quarterly
    Clovis Capital Partners, LP    1.93        855,380           82,380           *              *     Quarterly
    FrontPoint Utility and
     Energy
     Fund, LP                      0.19        792,196           19,196       2,429          2,445     Quarterly
    Heirloom Partners, LP         16.73        796,240           23,240       2,425              -     Quarterly
    Highline Capital Partners, LP  1.41        781,022            8,022       1,580              -     Quarterly
    Iron Horse Institutional
     Partners, LP                  0.74        375,556           25,556         923              *     Quarterly
    Southport Millenium Fund, LP   0.89        797,594           24,594       1,606              *     Quarterly
    SuNova Partners, LP            0.15        409,921           59,921       1,865              *     Quarterly
    TCS Capital, LP                1.59        833,154           60,154       2,438              *     Quarterly
    Third Point Partners, LP       0.36        884,357          111,357           *              *     Quarterly
                                          ---------------------------------------------------------
 Total Long/Short Equity                     9,060,066          553,066      18,397          4,891
                                          ---------------------------------------------------------
 Total Investments                        $ 24,295,195        $ 923,205    $ 61,098       $  23,940
                                          ---------------------------------------------------------

* The Adviser is not able to obtain the percent of net asset value of the Investment Fund or specific fee amounts charged to the Partnership for this Investment Fund and does not know what these amounts are. However, performance incentive allocations are computed based on 20% of the Investment Fund's net profits.

INVESTMENTS PAID FOR IN ADVANCE

Investments paid for in advance represents funds which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investments paid for in advance on the Statement of Assets, Liabilities and Members' Capital. These investments are as follows:

Alta Partners Discount Convertible Arbitrage, LP                $      300,000
Canyon Value Realization Fund, LP                                      250,000
Solus, LLC                                                             250,000
SRS Strategic Opportunities, LP                                        250,000
Clovis Capital Partners, LP                                            500,000
Cantillon Europe, LP                                                   500,000
                                                                ----------------
                                                                $    2,050,000
                                                                ================

                        SEI Opportunity Master Fund, L.P.

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Partnership will pay the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee will reduce the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser will charge a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $80,527 in advisory fees during the period.

For a period of three years from the Partnership's initial closing, the Adviser has agreed that certain expenses of the Partnership, including adviser fees, investor servicing fees, custody fees and administrative fees, shall not in aggregate exceed 1.15% per annum of the Partnership's net asset value, and the Adviser will voluntarily waive fees to the extent necessary so that such 1.15% limit is not exceeded. The following expenses of the Partnership are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Partnership (the "Sub-Adviser"). The Sub-Adviser will be responsible for the day-to-day investment management of the Partnership with respect to investment in Investment Partnerships, under the supervision of the Adviser and the Board. The Sub-Adviser will be compensated directly by the Adviser, and not by the Partnership, for the services it provides as Sub-Adviser to the Partnership.

                        SEI Opportunity Master Fund, L.P.

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Funds Services will serve as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the Partnership will pay the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value, as applicable, which will be accrued monthly based on month-end net assets and will be paid monthly, and will reimburse the Administrator for certain out-of-pocket expenses. The Administrator will perform administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $7,234 in administration fees during the period.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the aggregate value of outstanding Interests in the Partnership. The Partnership incurred $804 in custodian fees during the period.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. It is not anticipated that the Distributor will be compensated by the Partnership for its services rendered under the Distribution Agreement.

4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

5.   CONCENTRATION OF RISK

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the

                        SEI Opportunity Master Fund, L.P.

5.   CONCENTRATION OF RISK (CONTINUED)

market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of Interests.

6.   INVESTMENT TRANSACTIONS

For the period October 1, 2003 (commencement of operations) through March 31, 2004, purchases and sales of investments (excluding short-term securities) were $24,172,000 and $838,600, respectively.

7.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the period:

TOTAL RETURN (1)
Total return                                                           2.48%
                                                                   ============
   Net assets, end of period (000's)                               $ 27,214
                                                                   ============
RATIOS TO AVERAGE NET ASSETS Net investment income ratio:
   Net investment loss, before waivers (3)                            (0.72)%
                                                                   ============
   Net investment loss, net of waivers (3)                            (0.22)%
                                                                   ============
Expense ratio:
   Operating expenses, before waivers (2) (3)                          0.74%
                                                                   =============
     Operating expenses, net of waivers (2) (3)                        0.24%
                                                                   =============
Portfolio turnover rate (4)                                            5.69%
                                                                   =============

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

                        SEI Opportunity Master Fund, L.P.

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized, excluding organizational fees.

(4)  Not annualized.

8.   INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general idemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

9.   SUBSEQUENT EVENT

Effective April 1, 2004, the Partnership received capital contributions from members in the amount of $1,028,701.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

              Directors and Officers of the Partnership (Unaudited)

                                 March 31, 2004



                                                                    NUMBER OF
                                                                 PORTFOLIOS IN
     NAME, AGE AND                           PRINCIPAL                FUND
       ADDRESS OF         LENGTH OF         OCCUPATION(S)           COMPLEX              OTHER
      INDEPENDENT           TIME            DURING PAST 5          OVERSEEN BY        DIRECTORSHIPS
       DIRECTORS           SERVED               YEARS               DIRECTOR**      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

Nina Lesavoy (46)         Since         Partner, Cue Capital        Sixty-nine      Trustee of Absolute
840 Park Avenue            2003          since 2002; Head of                         Return Master Fund,
New York NY 10021                        Sales,                                      L.P., SEI
                                         Investorforce,                              Opportunity Master
                                         January                                     Fund, L.P., SEI
                                         2000-December 2001;                         Asset Allocation
                                         Global Partner                              Trust, SEI Daily
                                         working for the CEO,                        Income Trust, SEI
                                         Invesco Capital,                            Index Funds, SEI
                                         January 1998-January                        Institutional
                                         2000; Head of Sales                         International
                                         and Client Service,                         Trust, SEI Liquid
                                         Chancellor Capital                          Asset Trust, SEI
                                         and later LGT Asset                         Institutional
                                         Management,                                 Investments Trust,
                                         1986-2000.                                  SEI Tax Exempt
                                                                                     Trust, and SEI
                                                                                     Institutional
                                                                                     Managed Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

      Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2004

                                                                    NUMBER OF
                                                                 PORTFOLIOS IN
     NAME, AGE AND                           PRINCIPAL                FUND
       ADDRESS OF         LENGTH OF         OCCUPATION(S)           COMPLEX              OTHER
      INDEPENDENT           TIME            DURING PAST 5          OVERSEEN BY        DIRECTORSHIPS
       DIRECTORS           SERVED               YEARS                DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

George J. Sullivan (60)   Since         Self Employed               Sixty-nine      Trustee of State
7 Essex Green Drive,       2003          Consultant,                                 Street Navigator
Suite 52B                                Newfound                                    Securities Lending
Peabody, MA 01960                        Consultants Inc.,                           Trust The
                                         since April 1997.                           Advisors' Inner
                                                                                     Circle Fund, The
                                                                                     Arbor Fund,
                                                                                     Expeditions
                                                                                     Funds, The MDL
                                                                                     Funds, SEI
                                                                                     Absolute Return
                                                                                     Master Fund, L.P.,
                                                                                     SEI Opportunity
                                                                                     Master Fund, L.P.,
                                                                                     SEI Asset
                                                                                     Allocation Trust,
                                                                                     SEI Index Funds,
                                                                                     SEI Daily Income
                                                                                     Trust, SEI
                                                                                     Institutional
                                                                                     Investments Trust
                                                                                     SEI Institutional
                                                                                     International
                                                                                     Trust, SEI Liquid
                                                                                     Asset Trust, SEI
                                                                                     Tax Exempt Trust,
                                                                                     and SEI
                                                                                     Institutional
                                                                                     Managed Trust.



                        SEI Opportunity Master Fund, L.P.

                             Additional Information

       Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2004


                                                                    NUMBER OF
                                                PRINCIPAL         PORTFOLIOS IN
                             LENGTH OF        OCCUPATION(S)        FUND COMPLEX
     NAME AND AGE OF            TIME             DURING             OVERSEEN BY       OTHER DIRECTORSHIPS
   INTERESTED DIRECTOR         SERVED          PAST 5 YEARS         DIRECTOR**         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

Robert A. Nesher*          Since 2003      Chairman of the          Sixty-nine     Trustee of The
(57)                                         Board, SEI Fund                         Advisors' Inner
                                             and SEI II Fund.                        Circle Fund, The
                                             Currently                               Arbor Fund, Bishop
                                             performs various                        Street Funds,
                                             services on                             Expeditions Funds,
                                             behalf of SEI                           The MDL Funds, SEI
                                             Investments for                         Global Investments
                                             which Mr. Nesher                        Fund, plc, SEI
                                             is compensated.                         Investments Global,
                                                                                     Limited, SEI
                                                                                     Absolute Return
                                                                                     Master Fund, L.P.,
                                                                                     SEI Opportunity
                                                                                     Master Fund, L.P.,
                                                                                     SEI Asset
                                                                                     Allocation Trust,
                                                                                     SEI Index Funds,
                                                                                     SEI Daily Income
                                                                                     Trust, SEI
                                                                                     Institutional
                                                                                     Investments Trust
                                                                                     SEI
                                                                                     Institutional
                                                                                     International Trust,
                                                                                     SEI Liquid Asset
                                                                                     Trust, SEI Tax
                                                                                     Exempt Trust, and
                                                                                     SEI Institutional
                                                                                     Managed Trust.


                        SEI Opportunity Master Fund, L.P.

                             Additional Information

            Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2004



                                        POSITION(S) HELD WITH
                                        EACH OF THE FUND AND
                                         THE MASTER FUND AND
            NAME AND                        LENGTH OF TIME            PRINCIPAL OCCUPATION(S) DURING
        AGE OF OFFICERS                        SERVED                          PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------

Kevin P. Robins (42)                   President, since 2003       Employed by SEI Investments.

Michael J. Leahy (40)                  Treasurer, since 2003       Employed by SEI Investments since
                                                                    2002.  Treasurer of Goldman Sachs
                                                                    Princeton LLC, 1997-2002.

Timothy D. Barto (35)                  Vice President and          Employed by SEI Investments since
                                        Secretary, since 2003       1999.  Vice President and Assistant
                                                                    Secretary of the Adviser,
                                                                    the Distributor and certain of their
                                                                    affiliates since December 1999.

Lydia A. Gavalis (39)                  Vice President and          Vice President and Assistant Secretary
                                        Assistant Secretary,        of SEI Investments, the Adviser and
                                        since 2003                  the Distributor since 1998.

Christine M. McCullough (43)           Vice President and          Employed by SEI Investments since
                                        Assistant Secretary,        November 1999.  Vice President and
                                        since 2003                  Assistant Secretary of the Adviser,
                                                                    the Distributor and certain
                                                                    of their affiliates since
                                                                    December 1999. Associate, White
                                                                    and Williams LLP (law
                                                                    firm), 1991-1999.

John C. Munch (32)                     Vice President and          Vice President and Assistant Secretary
                                        Assistant Secretary,        of the Adviser and the Distributor
                                        since 2003                  since November 2001.  Associate,
                                                                    Howard, Rice, Nemorvoski, Canady,
                                                                    Falk & Rabkin (law firm), 1998-2001.



                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2004



                                        POSITION(S) HELD WITH
                                        EACH OF THE FUND AND
                                         THE MASTER FUND AND
            NAME AND                        LENGTH OF TIME            PRINCIPAL OCCUPATION(S) DURING
        AGE OF OFFICERS                        SERVED                          PAST 5 YEARS
-----------------------------------------------------------------------------------------------------

William E. Zitelli, Jr. (35)           Vice President and          Vice President and Assistant Secretary
                                        Assistant Secretary,        of the Adviser and the Distributor
                                        since 2003                  since August 2000. Vice President,
                                                                    Merrill Lynch & Co. Asset Management
                                                                    Group, 1998-2000.

* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Trust's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust. SEI Absolute Return Master Fund, L.P., and SEI Opportunity Master Fund, L.P.













A description of the proxy voting polices and procedures used by or on behalf of the Fund to determine how to vote proxies relating to securities of the Fund is available without charge, upon request, by calling (800) 342-5734 or go to the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2004, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. As of this date, such a code of ethics was thought to be unnecessary because the registration statement of SEI Opportunity Fund, L.P., a registered investment company that intends to invest substantially all of its assets in the registrant as part of a "master-feeder" structure, was not effective. The registrant expects to approve such a code of ethics at its next board meeting.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Partnership.

Ernst & Young, LLP billed the Partnership aggregate fees for services rendered to the Partnership for the last two fiscal years as follows:


------------------------------------------------------------------------------------------------------------------------------
                                       FISCAL 2004                                            FISCAL 2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Partnership       service           service           Partnership       service           service
                   that were pre-    affiliates that   affiliates that   that were pre-    affiliates that   affiliates that
                   approved          were pre-         did not require   approved          were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $47,000 (1)             N/A         $0                $0                      N/A         $0
        Fees (1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees

------------------------------------------------------------------------------------------------------------------------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------------------------------------------------------------------------------------------------------------------------------
(d)     All        $0                $0                $0                $0                $0                $250,000 (2)
        Other
        Fees

------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for mutual fund operations.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                               FISCAL 2004       FISCAL 2003
                ---------------------------------------------------------------
                Audit-Related Fees                  $0               $0

                ---------------------------------------------------------------
                Tax Fees                            $0               $0
                ---------------------------------------------------------------
                All Other Fees                      $0               $0

                ---------------------------------------------------------------


(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $0 and $250,000 for 2004 and 2003, respectively.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with its best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES
                             -----------------------


SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.       ESTABLISHMENT OF PROXY VOTING COMMITTEE

         1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

                  Michael Hogan
                  Gregory Stahl
                  John Diederich
                  Kevin McNamera
                  Bonny Lybeert
                  Sofia Rosala

         2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

         3. The Committee shall meet as necessary to perform any of the activities set forth below.

         4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

         5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.       APPROVAL OF PROXY VOTING GUIDELINES

         1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

         2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

         3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.       CONFLICTS OF INTEREST

         1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

         2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

              a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

              b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

                   1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                        o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                        o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

                   2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

                   3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,1 and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

              c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If


-------------------------------------
1 The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                   not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

                   1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. 2

                   2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

                   3.   DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL
                        - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

              d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

                   1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

                   2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

              e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.



-------------------------------------
2 For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES
                             -----------------------

A.       The Board of Directors

         1.       VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

                  Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

                  o the company's long-term financial performance;
                  o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
                  o diversity of the board;
                  o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
                  o directors serving on an excessive number of other boards;
                  o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
                  o interlocking directorships;
                  o executive compensation: history of approving excessive compensation or repricing underwater stock options;
                  o no action taken by the board in response to majority votes on shareholder proposals.

         2.       VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

                  Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

                  Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

                  o consideration of the factors discussed above for uncontested elections;
                  o management's track record;
                  o background to the proxy contest;
                  o qualifications of director nominees (both slates);
                  o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
                  o stock ownership positions; and
                  o impact on stakeholders.

         3.       CHAIRMAN AND CEO IS THE SAME PERSON

                  Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

         4.       MAJORITY OF INDEPENDENT DIRECTORS

                  o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

                  o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

         5.       STOCK OWNERSHIP REQUIREMENTS

                  o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

         6.       BOARD STRUCTURE

                  o Vote against proposals to classify the board.

                  o Vote for proposals to repeal classified boards and elect all directors annually.

         7.       TERM OF OFFICE

                  Generally vote against shareholder proposals to limit the tenure of outside directors.

         8.       CUMULATIVE VOTING

                  o Generally vote for proposals to permit cumulative voting.

                  o Vote against proposals to eliminate cumulative voting.

         9.       DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

                  o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock,
                  (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

                  o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

                  o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

         10.      INDEMNIFICATION

                  SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

                  o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

                  o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.       Changes in Control

         1.       POISON PILLS

                  Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

                  o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                  o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

         2.       GREENMAIL

                  Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

                  o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

                  o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

         3.       SHAREHOLDER ABILITY TO REMOVE DIRECTORS

                  o Vote against proposals that provide that directors may be removed only for cause.

                  o Vote for proposals to restore shareholder ability to remove directors with or without cause.

                  o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

                  o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

         4.       SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

                  o Vote for proposals that seek to fix the size of the board.

                  o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                  o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.       MERGERS AND CORPORATE RESTRUCTURINGS

         1.       MERGERS AND ACQUISITIONS

                  Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

                  o anticipated financial and operating benefits;
                  o offer price (cost vs. premium);
                  o prospects of the combined companies;
                  o how the deal was negotiated;
                  o changes in corporate governance and their impact on shareholder rights;
                  o impact on community stakeholders and workforce.

         2.       FAIR PRICE PROVISIONS

                  Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

                  o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

                  o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

         3.       CORPORATE RESTRUCTURING

                  Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

         4.       APPRAISAL RIGHTS

                  Vote for proposals to restore, or provide shareholders with, rights of appraisal.

         5.       SPIN-OFFS

                  Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

         6.       ASSET SALES

                  Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

         7.       LIQUIDATIONS

                  Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

         8.       CHANGING CORPORATE NAME

                  Vote for changing the corporate name if proposed or supported by management.

D.       SHAREHOLDER RIGHTS

         1.       CONFIDENTIAL VOTING

                  o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

                  o Vote for management proposals to adopt confidential voting.

         2.       SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

                  o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

                  o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

         3.       SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

                  o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

                  o Vote for proposals to allow or make easier shareholder action by written consent.

         4.       EQUAL ACCESS

                  Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

         5.       UNEQUAL VOTING RIGHTS

                  o Vote against dual class exchange offers.

                  o Vote against dual class recapitalizations.

         6. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

                  o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

                  o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

         7.       SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

                  o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

                  o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

         8.       REIMBURSE PROXY SOLICITATION EXPENSES

                  Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.       CAPITAL STRUCTURE

         1.       COMMON STOCK AUTHORIZATION

                  o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

                  o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

                  o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

                  o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

                  o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

         2.       REVERSE STOCK SPLITS

                  Generally vote for a reverse stock split if management provides a reasonable justification for the split.

         3.       BLANK CHECK PREFERRED AUTHORIZATION

                  The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

                  o Generally vote against proposals that would authorize the creation of blank check preferred stock.

                  o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

                  o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

                  o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

         4.       ADJUST PAR VALUE OF COMMON STOCK

                  o Vote for management proposals to reduce the par value of common stock.

         5.       PREEMPTIVE RIGHTS

                  o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

         6.       DEBT RESTRUCTURING

                  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

                  o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
                  o change in control - will the transaction result in a change in control of the company?
                  o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.       EXECUTIVE AND DIRECTOR COMPENSATION

         1.       STOCK OPTION PLANS

                  Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

                  o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.
                  o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
                  o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
                  o whether the option plan is generally available to other managers and employees in the company.
                  o any other features of the plan that may not be in shareholders' best interest.
                  o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

         2.       OBRA-RELATED COMPENSATION PROPOSALS

                  The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

                  o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

                  o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

                  o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

                  o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of
                  Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

         3.       SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

                  o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

                  o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

                  o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

         4.       GOLDEN AND TIN PARACHUTES

                  Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

                  o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

                  o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

         5.       EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

                  Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.       SOCIAL AND ENVIRONMENTAL ISSUES

         1.       SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

                  Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

                  o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
                  o the percentage of sales, assets and earnings affected;
                  o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
                  o whether the issues presented should be dealt with through government or company-specific action;
                  o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
                  o whether the company's analysis and voting recommendation to shareholders is persuasive;
                  o what other companies have done in response to the issue;
                  o whether the proposal itself is well framed and reasonable;
                  o whether implementation of the proposal would achieve the objectives sought in the proposal; and
                  o whether the subject of the proposal is best left to the discretion of the board.

                  Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

         2.       SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

                  o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

         3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

                  o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

                  o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

                  o Vote for nondiscrimination in salary, wages and all benefits.

         4.       NON-DISCRIMINATION IN RETIREMENT BENEFITS

                  o Support non-discrimination in retirement benefits.

         5.       "CERES PRINCIPLES"  AND "MACBRIDE PRINCIPLES"

                  The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

                  o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

         7.       CONTRACT SUPPLIER STANDARDS

                  o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

         8.       CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

                  o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

                  o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

                  o Support implementation and reporting on ILO codes of conduct.

                  o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.       OTHER MISCELLANEOUS MATTERS

         1.       RATIFYING AUDITORS

                  Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

         2.       VOTING ON STATE TAKEOVER STATUTES

                  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

                  Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

         3.       APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

                  Vote against proposals to approve other business that may arise at the shareholder meeting.

         4.       ADJOURNING SHAREHOLDER MEETINGS

                  Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.

Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer and Chief Financial Officer have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.
Not applicable.


(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
                                               Kevin P. Robins
                                               President

Date: June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
                                               Kevin P. Robins
                                               President


Date: June 9, 2004


By (Signature and Title)*                      /s/ Michael J. Leahy
                                               --------------------
                                               Michael J. Leahy
                                               Treasurer

Date: June 9, 2004

* Print the name and title of each signing officer under his or her signature.